Personnel expenses - Summary of Employee Severance Costs in Statement of Operations (Details) € in Millions	12 Months Ended
Dec. 31, 2023 EUR (€)
Disclosure of quantitative information about right-of-use assets [line items]
Employees severance charges	€ 212
Cost of revenue
Disclosure of quantitative information about right-of-use assets [line items]
Employees severance charges	15
Research and development
Disclosure of quantitative information about right-of-use assets [line items]
Employees severance charges	119
Sales and marketing
Disclosure of quantitative information about right-of-use assets [line items]
Employees severance charges	44
General and administrative
Disclosure of quantitative information about right-of-use assets [line items]
Employees severance charges	€ 34